Lines of credit and loan facilities	12 Months Ended
Dec. 31, 2021
Lines of credit and loan facilities
Lines of credit and loan facilities
35. Lines of credit and loan facilities
As of December 31, 2021, the Group had agreements with reputable commercial banks for unsecured revolving lines of credit, and increased its revolving lines of credit to RMB115,281 million. The Group was in compliance with the financial covenants, if any, under those lines of credit as of December 31, 2021. As of December 31, 2021, under the lines of credit, the Group mainly had RMB28,749 million reserved for the issuance of bank acceptance and RMB2,146 million reserved for the bank guarantee.
In December 2017, the Group entered into a
5-year
US$1,000
million

term and revolving credit facilities agreement with a group of 24 arrangers. The facilities were priced at 115 basis points over London Interbank Offered Rate. The use of proceeds of the facilities was intended for general corporate purposes. In June 2018, the Group drew down US$450 million

under the facility commitment, and the borrowings will be due in 2022, which were recorded in long-term borrowings and short-term debts in the consolidated balance sheets as of December 31, 2020 and 2021, respectively. In April 2020, the Group drew down US$550 million

under the facility commitment, and the borrowings were fully repaid in July 2020. As of December 31, 2021, the Group had an undrawn balance of US$550 million under the credit facilities agreement, which will expire one month prior to the final maturity date, which is sixty months after the date of this credit facilities agreement. As of December 31, 2021, the aggregate amounts repayable within a period of less than one year was
 US$450

million.
As of December 31, 2021, in addition to the aforementioned borrowings, the Group’s short-term debts included a one-year corporate bond of RMB1.5 billion issued in July 2021. The bond was with fixed interest rate of 2.8% and repayable in one payment at maturity.
In October 2021, the Group entered into a one-year HK$15,931 million term
 loan facility agreement with 5 lead arrangers. As of December 31, 2021, the undrawn balance was HK$15,931 million under
 this agreement. The term loans under this facility were priced at 50 basis points over Hong Kong Interbank Offered Rate (“HIBOR”) on and from the date of first loan made or to be made (“Initial Utilization Date”) to and including the date falling 6 months from the Initial Utilization Date, and thereafter at 70 basis points over HIBOR. In February 2022, the Group drew down HK$6,300 million under the facility commitment, and the borrowing will be due in March 2023.